Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following tables are the fair values of financial instruments not carried at fair value on our Consolidated Balance Sheet.

(Canadian $ in millions)					2019
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Amortized cost	24,472	24,622	13,612	11,010	–

Loans (1)
Residential mortgages	123,676	124,093	–	124,093	–
Consumer instalment and other personal	67,200	67,516	–	67,516	–
Credit cards	8,623	8,623	–	8,623	–
Business and government (2)	224,442	225,145	–	225,145	–
	423,941	425,377	–	425,377	–

Deposits (3)	552,314	553,444	–	553,444	–
Securitization and structured entities’ liabilities	27,159	27,342	–	27,342	–
Subordinated debt	6,995	7,223	–	7,223	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,156 million of loans classified as FVTPL and $22 million of loans classified as FVOCI.
(3)	Excludes $15,829 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(Canadian $ in millions)					2018
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Amortized cost	6,485	6,288	429	5,795	64

Loans (1)
Residential mortgages	119,544	118,609	–	118,609	–
Consumer instalment and other personal	62,687	62,618	–	62,618	–
Credit cards	8,099	8,099	–	8,099	–
Business and government (2)	192,225	191,989	–	191,989	–
	382,555	381,315	–	381,315	–

Deposits (3)	506,742	506,581	–	506,581	–
Securitization and structured entities’ liabilities	25,051	24,838	–	24,838	–
Subordinated debt	6,782	6,834	–	6,834	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $1,450 million of loans classified as FVTPL.
(3)	Excludes $14,186 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2019							2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	6,959	1,371	–	8,330	9,107	1,213	–	10,320
Canadian provincial and municipal governments	3,871	3,656	–	7,527	4,013	4,689	–	8,702
U.S. federal government	8,001	762	–	8,763	9,465	52	–	9,517
U.S. states, municipalities and agencies	48	626	–	674	78	1,138	–	1,216
Other governments	888	697	–	1,585	1,210	201	–	1,411
NHA MBS and U.S. agency MBS and CMO	14	10,494	538	11,046	60	8,869	255	9,184
Corporate debt	2,620	5,091	7	7,718	2,973	6,218	7	9,198
Trading loans	–	103	–	103	–	199	–	199
Corporate equity	40,155	2	–	40,157	49,946	4	–	49,950
	62,556	22,802	545	85,903	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	410	107	–	517	328	103	–	431
Canadian provincial and municipal governments	364	915	–	1,279	219	727	–	946
U.S. federal government	–	48	–	48	69	–	–	69
Other governments	–	49	–	49	–	–	–	–
NHA MBS and U.S. agency MBS and CMO	–	5	–	5	–	7	–	7
Corporate debt	146	8,071	–	8,217	178	6,643	–	6,821
Corporate equity	1,536	69	1,984	3,589	1,378	134	1,825	3,337
	2,456	9,264	1,984	13,704	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,168	776	–	11,944	11,978	827	–	12,805
Canadian provincial and municipal governments	3,798	2,214	–	6,012	3,315	3,547	–	6,862
U.S. federal government	15,068	907	–	15,975	16,823	–	–	16,823
U.S. states, municipalities and agencies	1	4,159	1	4,161	14	3,640	1	3,655
Other governments	4,396	2,939	–	7,335	3,143	1,647	–	4,790
NHA MBS and U.S. agency MBS and CMO	–	14,000	–	14,000	–	13,687	–	13,687
Corporate debt	2,205	2,802	–	5,007	1,959	1,797	–	3,756
Corporate equity	–	–	81	81	–	–	62	62
	36,636	27,797	82	64,515	37,232	25,145	63	62,440
Business and Government Loans	–	442	1,736	2,178	–	–	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	22,393	3,860	–	26,253	26,336	2,468	–	28,804
Structured note liabilities and other note liabilities	–	15,829	–	15,829	–	14,186	–	14,186
Annuity liabilities	–	1,043	–	1,043	–	800	–	800
	22,393	20,732	–	43,125	26,336	17,454	–	43,790
Derivative Assets
Interest rate contracts	14	10,443	–	10,457	18	8,177	–	8,195
Foreign exchange contracts	7	9,262	–	9,269	16	12,983	–	12,999
Commodity contracts	329	817	–	1,146	166	1,894	–	2,060
Equity contracts	226	997	–	1,223	286	1,872	–	2,158
Credit default swaps	–	49	–	49	–	10	–	10
	576	21,568	–	22,144	486	24,936	–	25,422
Derivative Liabilities
Interest rate contracts	11	7,943	–	7,954	14	7,838	–	7,852
Foreign exchange contracts	20	10,843	–	10,863	2	11,852	–	11,854
Commodity contracts	218	1,462	–	1,680	295	1,161	–	1,456
Equity contracts	103	2,896	–	2,999	246	2,183	1	2,430
Credit default swaps	–	101	1	102	–	36	1	37
	352	23,245	1	23,598	557	23,070	2	23,629

Significant Unobservable Inputs in Level 3 Instrument Valuations
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

As at October 31, 2019 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	1,984	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 16x
Loans (3)	Business and government loans	1,736	Discounted cash flows	Discount margin		70 bps	115 bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	538	Discounted cash flows	Prepayment rate		2%	30%
			Market comparable	Comparability adjustment	(4)	(5.91)	8.57

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $829 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $3 million.
(4)	Range of input values represents price per security adjustment.
na	– not applicable

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments during the years ended October 31, 2019 and 2018, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
For the year ended October 31, 2019 (Canadian $ in millions)	Balance October 31, 2018	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(46)	1	654	(399)	–	159	(86)	538	(16)
Corporate debt	7	–	–	44	(43)	–	–	(1)	7	–
Total trading securities	262	(46)	1	698	(442)	–	159	(87)	545	(16)
FVTPL Securities
Corporate debt	–	–	–	–	–	–	–	–	–	–
Corporate equity	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
Total FVTPL securities	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	–	–	–	–	–	–	–	–	–	na
Corporate equity	62	–	2	17	–	–	–	–	81	na
Total FVOCI securities	63	–	2	17	–	–	–	–	82	na
Business and Government Loans	1,450	7	8	1,410	–	(1,139)	–	–	1,736	–
Fair Value Liabilities
Securities sold but not yet purchased	–	–	–	(7)	7	–	–	–	–	–
Total fair value liabilities	–	–	–	(7)	7	–	–	–	–	–
Derivative Liabilities
Equity contracts	1	–	–	–	–	–	–	(1)	–	–
Credit default swaps	1	–	–	–	–	–	1	(1)	1	–
Total derivative liabilities	2	–	–	–	–	–	1	(2)	1	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2019 are included in earnings for the year.
na – not applicable

		Change in fair value
For the year ended October 31, 2018 (Canadian $ in millions)	Balance November 1, 2017	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2018	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	–	(1)	4	306	(54)	–	–	–	255	(5)
Corporate debt	–	–	–	7	–	–	–	–	7	–
Total t rading securities	–	(1)	4	313	(54)	–	–	–	262	(5)
FVTPL Securities
Corporate debt	73	–	(4)	5	–	–	–	(74)	–	–
Corporate equity	1,701	12	31	307	(161)	(2)	–	(63)	1,825	5
Total FVTPL securities	1,774	12	27	312	(161)	(2)	–	(137)	1,825	5
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	2	–	–	–	–	(2)	–	–	–	na
Corporate equity	–	–	–	62	–	–	–	–	62	na
Total FVOCI securities	3	–	–	62	–	(2)	–	–	63	na
Business and Government Loans	2,372	(2)	24	604	–	(1,548)	–	–	1,450	–
Derivative Liabilities
Equity contracts	–	–	–	–	–	–	1	–	1	–
Credit default swaps	–	–	–	–	–	–	1	–	1	–
Total derivative liabilities	–	–	–	–	–	–	2	–	2	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2018 are included in earnings for the year.
na – not applicable

Summary Of Trading Revenue	Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2019	2018	2017
Interest rates	700	437	480
Foreign exchange	401	377	369
Equities	269	449	239
Commodities	145	63	84
Other	6	95	39
Total trading revenue	1,521	1,421	1,211
Reported as:
Net interest income	1,223	716	1,127
Non-interest revenue – trading revenue	298	705	84
Total trading revenue	1,521	1,421	1,211

Certain comparative figures have been reclassified to conform with the current year’s presentation.